Financial Instruments (Narrative) (Details) - EUR (€) € in Thousands		1 Months Ended
		Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Cash and cash equivalents			€ 44,509	€ 36,882		€ 23,962	€ 22,486
Marketable Securities			2,242	2,132
Short-term restricted cash	[1]		22,162	1,315	[2]
Non-current restricted cash			10,956	5,400	[2]
Trade receivables			805	156
Revenue receivables			1,075	3,830
Government authorities receivables			€ 781	€ 2,706
Talasol [Member]
Disclosure of financial assets [line items]
Output percentage of financial power swap		80.00%
Period of financial power swap		10 years

[1]	On December 16, 2019, the Company announced its intention to repay the entire outstanding principal of the Company's Series
[2]	Reclassified, see Note 2E